Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss earnings Per Share [Abstract]
Schedule of income/(loss) and share data used in the basic and diluted (loss)/earnings per share	The following table reflects the loss and share data used in the basic and diluted loss per share calculations:
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations
- Class A ordinary shares	(644,224)	(42,792)	(10,642)
- Class B ordinary shares	(249,990)	(16,778)	(5,781)
	2022	2021	2020
Weighted average number of ordinary shares in issue during the year for basic and diluted loss per share calculations
- Class A ordinary shares	21,340,420	21,121,241	15,244,686
- Class B ordinary shares	8,281,098	8,281,098	8,281,098